Subsequent Event	3 Months Ended
Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent Event

Note 16 – Subsequent Event

On April 11, 2018, the Company completed a private placement in which it sold approximately 6,500,000 shares of common stock at a purchase price of $0.45 per share, resulting in total gross proceeds to the Company of approximately $2.9 million.